Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Summary of components of income tax provision (benefit)

	Year ended
	2013	2012
Current	$(103,471)	$(158,895)
Deferred	(1,195,703)	(1,386,246)
Less increase in allowance	1,195,703	1,386,246
Net deferred	–	–
Total income tax provisions (benefit)	$(103,471)	$(158,895)

Individual components of deferred tax asset
	Year ended
	2013	2012
Net operating loss carryforwards	$5,067,659	$4,107,084
Stock based compensation	4,084,116	3,848,988
Depreciation and amortization	289,345	289,345
Tax credit carryforward	107,854	107,854
Total	9,548,974	8,353,271
Less valuation allowance	(9,548,974)	(8,353,271)
Net deferred tax assets	$–	$–

Differences between United States statutory federal income tax rate and effective income tax rate

	Year ended
	2013	2012
Tax benefit at statutory United States federal rate	$(1,112,800)	$(1,186,565)
State income tax credit net of federal benefit	(136,634)	(187,427)
Permanent items	(49,740)
Tax credits	0	(107,034)
Adjustments from prior year	0	(64,115)
Change in valuation reserves	1,195,703	1,386,246
Current tax (expense) income	103,471	(158,895
Effective tax rate (%)	3%	4%